Note 11 - Common Stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
11.              Common Stock and Additional Paid-In Capital:

Issuance of common stock: On July 1, 2009, the Company entered into a standby equity distribution agreement (the "SEDA") with YA Global Master SPV Ltd.

Under the SEDA the Company issued an amount of 223,000 shares of common stock. As a result, the Company's common stock and additional paid-in capital were increased by $22 and $2,520, respectively as of December 31, 2009, net of issuance costs. The total net proceeds, after commissions, amounted to $2,936. During 2010 and 2011 until May 2011 when the SEDA agreement was terminated, no further shares have been sold to YA Global under the SEDA.

Reverse Stock Split: On June 24, 2011, the Company effected a 1-for-10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these consolidated financial statements have been adjusted to reflect this stock split. The par value of the Company's common shares remained unchanged at $0.01 per share.